Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Rates

The following table summarizes income tax rates under the tax reform law:

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	-
Total Tax on Income	39%	40%	42%	43%	34%

The following table summarizes income tax rates under the tax reform law.

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	—
Total Tax on Income	39%	40%	42%	43%	34%

Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) are as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Current income tax
Foreign	$4,406	$4,328	$7,662	$9,257
Deferred income tax
Foreign	(591)	(697)	(204)	(854)
Total Provision for Income tax	$3,815	$3,631	$7,458	$8,403

Effective tax rate	21.0%	-20.9%	21.0%	-1,143.3%

The components of income tax expense (benefit) are as follows:

	December 31,
	2015	2014
Current income tax
Colombia	$20,810	$9,453
Deferred income Tax
Colombia	(119)	(915)
Total Provision for Income Tax	$20,691	$8,538

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the statutory tax rate in Colombia to the Company’s effective tax rate is as follows:

	December 31,
	2015	2014
Income tax expense at statutory rates	39.0%	34.0%
Non-deductible expenses	224.3%	19.3%
Non-taxable income	-2.2%	-6.0%
Effective tax rate	261.1%	47.3%

Schedule of Deferred Tax Assets and Liabilities

The Company has the following net deferred tax assets and liabilities:

	December 31,
	2015	2014
Deferred tax assets:
Accounts Receivable Clients – not delivered FOB	$2,402	$1,260
Unbilled receivables on uncompleted contracts	—	2,452
Depreciation	327	1,542
Financial Liabilities	—	5
Deferred profit on other assets	433	—
Provision Inventory obsolescence	—	114
Total deferred tax assets	3,162	$5,373
Less: Current portion of deferred tax assets	2,271	4,960
Long term portion of deferred tax assets	891	413
Deferred tax liabilities:
Inventory – not delivered FOB	$1,646	$984
Unbilled receivables uncompleted contracts	3,947	6,325
Depreciation	311	485
Financials Liabilities	2	—
Provision Accounts Receivable	—	622
Total deferred tax liabilities	$5,905	$8,416
Less: Current portion of deferred tax liability	5,654	8,008
Long term portion of deferred tax liability	251	408
Net deferred tax liability	$2,744	$3,043

Schedule of Non-cash, Nontaxable Effects of Changes in Fair Value of Liabilities

The Company’s effective tax rates for the three-month periods ended June 30, 2016 and 2015 reflect the non-cash, non-deductible losses and non-taxable gains from changes in the fair values of the Company’s warrant and earnout shares liabilities in the table below:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Change in fair value of warrant liability	$6,687	$(16,391)	$12,598	$(11,313)
Change in fair value of earnout shares liability	3,330	(9,653)	7,034	(7,672)
Total non-cash, nontaxable effects of changes in fair value of liabilities	$10,017	$(26,044)	$19,632	$(18,985)